Customer Financing (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Customer and Commercial Financing Maturities

	12.31.2024	12.31.2023
Aircraft	21.4	41.0
Spare parts	31.1	29.8

	52.5	70.8
Fair value adjustment	(11.4)	(4.6)
Expected credit losses	(8.7)	(3.4)

	32.4	62.8

Current	12.2	8.4
Non-current	20.2	54.4

Summary of Changes in Expected Credit Loss Customer and Commercial Financing
The change in allowance for expected credit losses was as follows:

	12.31.2024	12.31.2023	12.31.2022
Beginning balance	(3.4)	(24.0)	(5.7)
(Additions)/Reversal	(5.3)	20.6	(18.3)

Ending balance	(8.7)	(3.4)	(24.0)

Summary of Longterm Customer Financing Maturities	As of December 31, 2024, the maturity schedule for non-current customer financing balance is as follows:

Year
2026	7.5
2027	7.2
2028	2.0
Thereafter	3.5

20.2